Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2024	2023
	$	$

Current income tax
Expense for the year	2,692	1,915
Current income tax expense	2,692	1,915

Deferred income tax (Note 19 (b)):
Origination and reversal of temporary differences	5,521	1,875
Change in unrecognized deductible temporary differences	5,174	7,460
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Deferred income tax expense	11,183	7,874
Income tax expense	13,875	9,789

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2024	2023
	$	$

Earnings (loss) before income taxes	30,142	(27,637)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,988	(7,324)
Increase (decrease) in income taxes resulting from:
Non-deductible (revenues) expenses, net	(59)	71
Non-taxable portion of capital losses, net	6,051	9,915
Differences in foreign statutory tax rates	(6,566)	918
Changes in unrecognized deferred tax assets	5,174	7,460
Foreign withholding taxes	799	210
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Total income tax expense	13,875	9,789

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2024	2023
	$	$
Deferred tax assets:
Non-capital losses	8,387	26,615
Deferred and restricted share units	4,116	3,234
Share and debt issue expenses	888	1,484
Other	478	4
	13,869	31,337
Deferred tax liabilities:
Royalty interests	(85,089)	(98,765)
Stream interests	(4,634)	(4,038)
Investments	(380)	(1,331)
	(90,103)	(104,134)
Deferred tax liability, net	(76,234)	(72,797)

Disclosure of movement in net deferred tax liabilities [Table Text Block]
	2024	2023
	$	$

Balance - January 1	(72,797)	(63,917)
Recognized in net earnings	(11,183)	(7,874)
Recognized in other comprehensive loss / income	918	535
Recognized in equity	929	297
Currency conversion adjustment	5,899	(1,838)
Balance - December 31	(76,234)	(72,797)